Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF

March 31, 2026 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—92.3%
MONEY MARKET FUNDS—7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (a)	182,156,336	$ 182,156,336
Total Money Market Funds		182,156,336
U.S. TREASURIES—85.1%
U.S. Treasury Bills
3.54%, 04/02/2026 (b)	$81,000,000	80,991,918
3.62%, 04/07/2026 (b)	97,000,000	96,941,715
3.52%, 04/09/2026 (b)(c)	88,000,000	87,929,424
3.62%, 04/14/2026 (b)	96,000,000	95,874,402
3.56%, 04/16/2026 (b)(c)	91,000,000	90,862,476
3.62%, 04/21/2026 (b)	100,000,000	99,798,583
3.59%, 04/23/2026 (b)(c)	97,000,000	96,784,881
3.63%, 04/28/2026 (b)	105,000,000	104,713,822
3.58%, 04/30/2026 (b)(c)	99,000,000	98,711,146
3.62%, 05/05/2026 (b)	109,000,000	108,628,141
3.59%, 05/07/2026 (b)(c)	97,000,000	96,646,435
3.63%, 05/12/2026 (b)	115,000,000	114,525,406
3.60%, 05/14/2026 (b)	99,000,000	98,570,525
3.62%, 05/19/2026 (b)	109,000,000	108,472,440
3.6%, 05/21/2026 (b)	100,000,000	99,497,049
3.63%, 05/26/2026 (b)	115,000,000	114,362,230
3.58%, 05/28/2026 (b)(c)	105,000,000	104,397,843
3.57%, 06/04/2026 (b)(c)	113,000,000	112,274,540
3.61%, 06/11/2026 (b)	114,000,000	113,191,499
3.62%, 06/18/2026 (b)	113,000,000	112,121,049
3.61%, 06/25/2026 (b)	113,000,000	112,043,947
Total U.S. Treasuries		2,147,339,471
Total Short-Term Investments		2,329,495,807
Total Investments (Cost $2,329,509,722)—92.3%		2,329,495,807
Other Assets in Excess of Liabilities—7.7%		194,608,107
Net Assets—100.0%		$2,524,103,914

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of March 31, 2026.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $301,934,400.
See accompanying notes to the consolidated schedule of portfolio investments.
0

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Strategy K-1 Free ETF  (continued)

March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	1,124	5/20/2026	$87,351,681	$98,463,524	$11,111,843
Brent Crude Oil	2,918	7/31/2026	253,698,851	280,624,060	26,925,209
Cocoa	606	5/31/2026	23,762,735	19,998,000	(3,764,735)
Coffee	433	5/31/2026	47,513,417	48,444,581	931,164
Copper	909	5/31/2026	135,418,488	127,578,150	(7,840,338)
Corn	5,179	5/31/2026	113,668,145	118,534,362	4,866,217
Cotton	1,029	5/31/2026	32,891,489	36,015,000	3,123,511
Gasoline	625	5/31/2026	57,745,437	84,102,375	26,356,938
Gold	699	6/30/2026	363,370,766	327,034,140	(36,336,626)
KC Wheat	1,410	5/31/2026	38,918,173	44,802,750	5,884,577
Lead LME *	404	5/20/2026	19,985,810	19,033,450	(952,360)
Lean Hog	1,097	6/30/2026	48,129,446	46,095,940	(2,033,506)
Live Cattle	861	6/30/2026	78,983,570	83,783,910	4,800,340
Low Sulfur Gasoil	1,012	5/31/2026	68,436,134	125,412,100	56,975,966
Natural Gas	5,171	5/31/2026	160,294,308	149,131,640	(11,162,668)
New York Harbor Ultra Low Sulfur Diesel	533	5/31/2026	52,320,880	92,091,527	39,770,647
Nickel LME *	455	5/20/2026	47,686,230	46,483,574	(1,202,656)
Silver	213	5/31/2026	86,118,175	79,788,735	(6,329,440)
Soybean	2,101	5/31/2026	119,670,720	123,013,550	3,342,830
Soybean Meal	2,010	5/31/2026	61,936,827	63,596,400	1,659,573
Soybean Oil	1,997	5/31/2026	69,019,921	82,532,016	13,512,095
Sugar	3,681	5/31/2026	56,520,134	63,984,614	7,464,480
Wheat	2,199	5/31/2026	60,132,216	67,756,688	7,624,472
WTI Crude Oil	2,486	5/31/2026	159,317,570	252,030,680	92,713,110
Zinc LME *	621	5/20/2026	52,430,900	50,315,594	(2,115,306)
					$235,325,337
Short Contract Positions
Aluminum LME *	(46)	5/20/2026	(3,750,478)	(4,029,646)	(279,168)
Lead LME *	(17)	5/20/2026	(819,636)	(800,913)	18,723
Nickel LME *	(20)	5/20/2026	(2,064,513)	(2,043,234)	21,279
Zinc LME *	(25)	5/20/2026	(2,035,014)	(2,025,588)	9,426
					$(229,740)
					$235,095,597

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

March 31, 2026 (Unaudited)
Shares or Principal Amount		Value
SHORT-TERM INVESTMENTS—96.9%
MONEY MARKET FUNDS—10.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.60% (a)	38,681,860	$ 38,681,860
Total Money Market Funds		38,681,860
U.S. TREASURIES—86.9%
U.S. Treasury Bills
3.54%, 04/02/2026 (b)	$13,000,000	12,998,703
3.62%, 04/07/2026 (b)	16,000,000	15,990,386
3.52%, 04/09/2026 (b)(c)	14,000,000	13,988,772
3.62%, 04/14/2026 (b)	16,000,000	15,979,067
3.56%, 04/16/2026 (b)	14,000,000	13,978,843
3.62%, 04/21/2026 (b)	16,000,000	15,967,773
3.59%, 04/23/2026 (b)(c)	15,000,000	14,966,734
3.63%, 04/28/2026 (b)	17,000,000	16,953,666
3.58%, 04/30/2026 (b)(c)	15,000,000	14,956,234
3.62%, 05/05/2026 (b)	17,000,000	16,942,004
3.59%, 05/07/2026 (b)(c)	16,000,000	15,941,680
3.63%, 05/12/2026 (b)	17,000,000	16,929,843
3.60%, 05/14/2026 (b)	16,000,000	15,930,590
3.62%, 05/19/2026 (b)	17,000,000	16,917,720
3.60%, 05/21/2026 (b)	16,000,000	15,919,528
3.63%, 05/26/2026 (b)	17,000,000	16,905,721
3.58%, 05/28/2026 (b)(c)	17,000,000	16,902,508
3.57%, 06/04/2026 (b)	17,000,000	16,890,860
3.61%, 06/11/2026 (b)	17,000,000	16,879,434
3.62%, 06/18/2026 (b)	17,000,000	16,867,768
3.61%, 06/25/2026 (b)	17,000,000	16,856,169
Total U.S. Treasuries		335,664,003
Total Short-Term Investments		374,345,863
Total Investments (Cost $374,348,438)—96.9%		374,345,863
Other Assets in Excess of Liabilities—3.1%		11,836,386
Net Assets—100.0%		$386,182,249

(a)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of March 31, 2026.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $56,325,440.
See accompanying notes to the consolidated schedule of portfolio investments.

Consolidated Schedule of Portfolio Investments
abrdn Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF  (continued)

March 31, 2026 (Unaudited)
As of March 31, 2026, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Aluminum LME *	201	5/20/2026	$14,569,173	$17,607,801	$3,038,628
Aluminum LME *	172	7/15/2026	13,587,784	14,836,935	1,249,151
Aluminum LME *	174	9/16/2026	14,803,843	14,662,545	(141,298)
Brent Crude Oil	470	9/30/2026	31,338,284	40,377,700	9,039,416
Cocoa	98	9/30/2026	3,398,205	3,348,660	(49,545)
Coffee	70	9/30/2026	7,396,779	7,300,125	(96,654)
Copper	146	9/30/2026	21,857,631	20,878,000	(979,631)
Corn	834	9/30/2026	19,675,057	19,609,425	(65,632)
Cotton	166	12/31/2026	5,772,502	6,170,220	397,718
Gasoline	101	9/30/2026	10,522,801	11,231,968	709,167
Gold	112	8/31/2026	57,171,245	52,792,320	(4,378,925)
KC Wheat	227	9/30/2026	7,309,854	7,510,863	201,009
Lead LME *	58	5/20/2026	3,037,166	2,732,525	(304,641)
Lead LME *	62	7/15/2026	3,230,134	2,961,384	(268,750)
Lead LME *	62	9/16/2026	3,074,249	2,999,250	(74,999)
Lean Hog	177	8/31/2026	7,848,261	7,580,910	(267,351)
Live Cattle	139	8/31/2026	12,954,179	13,332,880	378,701
Low Sulfur Gasoil	163	9/30/2026	13,136,213	15,146,775	2,010,562
Natural Gas	833	9/30/2026	30,247,569	27,280,750	(2,966,819)
New York Harbor Ultra Low Sulfur Diesel	86	9/30/2026	10,272,145	11,436,314	1,164,169
Nickel LME *	79	5/20/2026	7,252,250	8,070,774	818,524
Nickel LME *	70	7/15/2026	7,548,148	7,200,413	(347,735)
Nickel LME *	70	9/16/2026	7,469,888	7,250,880	(219,008)
Silver	34	9/30/2026	14,767,536	12,925,610	(1,841,926)
Soybean	338	11/30/2026	19,536,334	19,561,750	25,416
Soybean Meal	324	12/31/2026	10,180,983	10,092,600	(88,383)
Soybean Oil	322	12/31/2026	12,187,781	12,615,960	428,179
Sugar	593	10/31/2026	9,856,425	10,659,768	803,343
Wheat	354	9/30/2026	11,049,630	11,297,025	247,395
WTI Crude Oil	400	9/30/2026	30,433,918	31,192,000	758,082
Zinc LME *	97	5/20/2026	7,430,038	7,859,280	429,242
Zinc LME *	95	7/15/2026	7,648,734	7,683,196	34,462
Zinc LME *	96	9/16/2026	7,965,572	7,753,272	(212,300)
					$9,429,567
Short Contract Positions
Aluminum LME *	(201)	5/20/2026	(15,748,574)	(17,607,801)	(1,859,227)
Aluminum LME *	(172)	7/15/2026	(14,699,294)	(14,836,935)	(137,641)
Lead LME *	(58)	5/20/2026	(2,991,932)	(2,732,525)	259,407
Lead LME *	(62)	7/15/2026	(3,032,978)	(2,961,384)	71,594
Nickel LME *	(79)	5/20/2026	(8,358,055)	(8,070,774)	287,281
Nickel LME *	(70)	7/15/2026	(7,408,455)	(7,200,413)	208,042
Zinc LME *	(97)	5/20/2026	(7,731,550)	(7,859,280)	(127,730)
Zinc LME *	(95)	7/15/2026	(7,875,066)	(7,683,196)	191,870
					$(1,106,404)
					$8,323,163

*	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date. See Note 2.
See accompanying notes to the consolidated schedule of portfolio investments.

Notes to Consolidated Schedule of Portfolio of Investments

March 31, 2026 (Unaudited)
1.    Summary of Significant Accounting Policies
The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.
Investment Valuation:
The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).
NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.
In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.
Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.
In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”
When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.
Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:
•	Level 1— Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3— Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended March 31, 2026.
4